Other Assets - Schedule of Disclosure of the Bond Portfolio Stated at Fair Value (Details) - Bonds - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Maturity of bond portfolio, stated at fair value	$ 122.7	$ 127.2
Within one year
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Maturity of bond portfolio, stated at fair value	6.0	0.4
After one year but not more than five years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Maturity of bond portfolio, stated at fair value	37.5	43.1
More than five years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Maturity of bond portfolio, stated at fair value	$ 79.2	$ 83.7